Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Central Index Key	dei_EntityCentralIndexKey	0000807878
Prime Series (Third Prospectus Summary) | Prime Series
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Prime Series - SNAP® Fund Class Shares
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To provide high current income consistent with stability, safety of principal, and liquidity, and to maintain a stable net asset value (“NAV”) of $1.00 per share.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

These are the fees and expenses you may pay when you buy and hold shares of the SNAP Fund Class of the Fund. Other expenses incurred by the SNAP® Program, or by participants in the SNAP® Program, that are not expenses of the Fund are not reflected.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the SNAP Fund Class of the Fund with the cost of investing in other mutual funds and share classes. The example assumes that you invest $10,000 for the time periods indicated and then redeem all of your shares at the end of the period. The example also assumes that you earn a 5% return each year on your investment and that the operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests exclusively in the following high quality, short-term money market instruments:

•      US Government and agency obligations, and repurchase agreements involving these obligations

•      Obligations of US companies

•      Obligations of financial institutions

•      Obligations of US municipalities

•      Other money market mutual funds that invest exclusively in these types of obligations

The Fund maintains a dollar-weighted average portfolio maturity of no more than 60 days and a dollar-weighted life (final maturity, disregarding interest rate adjustments) of no more than 120 days.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Although the Fund invests exclusively in high-quality securities, an investment in the Fund - like an investment in any money market fund - is subject to certain risks, such as:

•      Interest Rate Risk When short-term interest rates fall, the Fund's yield is likely to fall. When interest rates rise, the values of obligations held by Prime Series may decline. If the rise is sharp or unexpected, the Fund's share price could fall.

•      Credit Risk The issuer of an obligation could fail to pay interest and principal in a timely manner. The credit quality of the Fund's holdings could change rapidly in certain markets, and the default or decline in credit quality of even a single holding could cause the Fund's share price to fall.

•      Management Risk Performance could be hurt by decisions made by the investment adviser, such as choice of investments and timing of buy/sell decisions.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information illustrates how the Fund has performed over time. For current yield information, call (800) 570-SNAP. Past performance may not indicate future results and yields may vary.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information illustrates how the Fund has performed over time.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 570-SNAP
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance may not indicate future results and yields may vary.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Total Return (shown for calendar years) (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter Return: Q3 2007	1.34%
Lowest Quarter Return: Q3 2011	0.05%
YTD as of 9/30/13 (not annualized):	0.15%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (%) (for the periods ended December 31, 2012)
Prime Series (Third Prospectus Summary) | Prime Series | SNAP(R) Fund Class
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.06%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Transfer agent fees	rr_Component1OtherExpensesOverAssets	0.02%	[1]
Other operating expenses	rr_Component2OtherExpensesOverAssets	0.01%
Other expenses:	rr_OtherExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.09%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 9
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	29
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	51
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 116
Annual Return 2003	rr_AnnualReturn2003	1.16%
Annual Return 2004	rr_AnnualReturn2004	1.34%
Annual Return 2005	rr_AnnualReturn2005	3.20%
Annual Return 2006	rr_AnnualReturn2006	5.11%
Annual Return 2007	rr_AnnualReturn2007	5.36%
Annual Return 2008	rr_AnnualReturn2008	3.02%
Annual Return 2009	rr_AnnualReturn2009	0.68%
Annual Return 2010	rr_AnnualReturn2010	0.28%
Annual Return 2011	rr_AnnualReturn2011	0.21%
Annual Return 2012	rr_AnnualReturn2012	0.30%
Year to Date Return, Label	rr_YearToDateReturnLabel	YTD
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.15%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.34%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.05%
1 year	rr_AverageAnnualReturnYear01	0.30%
5 years	rr_AverageAnnualReturnYear05	0.89%
10 years	rr_AverageAnnualReturnYear10	2.04%
Since inception	rr_AverageAnnualReturnSinceInception	3.22%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 24, 1995

[1]	The Adviser currently expects to waive a portion of its investment advisory, administration or transfer agency fees in order that such fees do not exceed an aggregate effective rate of 0.09% of the average daily net assets of the SNAP Fund Class up to $1 billion, 0.065% of the average daily net assets of the SNAP Fund Class from $1 billion to $3 billion and 0.05% of the average daily net assets of the SNAP Fund Class in excess of $3 billion on an annualized basis. Pursuant to a fee reduction agreement with the Trust, the Adviser may, but is not obligated to, temporarily reduce its investment advisory, administration or transfer agent fees payable by Prime Series. Fees waived subject to the fee reduction agreement may be recouped by the Adviser for up to three years, subject to certain terms and conditions.
[2]	SNAP Fund Class Shares inception: 7/24/1995